Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000146953
Account Value [Line Items]
Account Value	$ 17,006	$ 16,943	$ 16,511	$ 16,018	$ 16,046	$ 16,460	$ 16,376	$ 15,987	$ 16,401	$ 15,945	$ 16,082	$ 15,851	$ 15,523	$ 15,237	$ 15,072	$ 14,738	$ 15,084	$ 14,727	$ 14,505	$ 14,427	$ 13,881	$ 13,076	$ 13,285	$ 13,626	$ 13,812	$ 13,507	$ 13,116	$ 13,326	$ 13,125	$ 13,034	$ 13,361	$ 12,621	$ 12,932	$ 12,297	$ 11,869	$ 12,855	$ 13,258	$ 12,524	$ 13,463	$ 13,601	$ 14,416	$ 14,335	$ 14,737	$ 15,275	$ 14,819	$ 15,061	$ 14,729	$ 15,162	$ 14,904	$ 14,831	$ 14,692	$ 14,560	$ 14,144	$ 13,900	$ 13,761	$ 13,790	$ 13,361	$ 12,462	$ 12,616	$ 12,775	$ 12,501	$ 12,059	$ 11,924	$ 11,482	$ 10,672	$ 12,608	$ 13,198	$ 13,197	$ 12,925	$ 12,805	$ 12,717	$ 12,576	$ 12,618	$ 12,561	$ 12,120	$ 12,366	$ 12,122	$ 11,936	$ 11,762	$ 10,998	$ 11,618	$ 11,554	$ 12,070	$ 12,059	$ 11,990	$ 11,694	$ 11,736	$ 11,680	$ 11,604	$ 11,727	$ 12,125	$ 11,822	$ 11,683	$ 11,573	$ 11,440	$ 11,280	$ 11,284	$ 11,106	$ 11,037	$ 10,953	$ 10,807	$ 10,735	$ 10,529	$ 10,328	$ 10,095	$ 10,079	$ 10,160	$ 10,141	$ 10,040	$ 9,674	$ 9,751	$ 9,612	$ 9,444	$ 8,995	$ 9,122	$ 9,526	$ 9,704	$ 9,710	$ 9,279	$ 9,555
C000146951
Account Value [Line Items]
Account Value	15,714	15,659	15,280	14,810	14,838	15,242	15,168	14,811	15,180	14,761	14,908	14,680	14,396	14,118	13,983	13,660	13,985	13,673	13,453	13,384	12,880	12,135	12,348	12,651	12,842	12,546	12,185	12,383	12,199	12,117	12,423	11,753	12,029	11,455	11,045	11,965	12,343	11,662	12,553	12,671	13,432	13,374	13,751	14,242	13,833	14,062	13,742	14,162	13,924	13,845	13,719	13,599	13,212	12,987	12,874	12,890	12,491	11,653	11,800	11,951	11,697	11,286	11,162	10,763	9,994	11,822	12,365	12,367	12,114	12,004	11,925	11,794	11,836	11,786	11,374	11,619	11,381	11,220	11,047	10,344	10,917	10,858	11,346	11,338	11,276	10,999	11,041	10,991	10,933	11,040	11,416	11,145	11,005	10,915	10,792	10,644	10,638	10,473	10,410	10,344	10,208	10,131	9,939	9,751	9,544	9,520	9,598	9,582	9,499	9,155	9,220	9,090	8,943	8,510	8,632	9,016	9,187	9,194	8,788	9,061
C000146952
Account Value [Line Items]
Account Value	15,626	15,571	15,195	14,727	14,755	15,157	15,083	14,728	15,095	14,678	14,824	14,598	14,316	14,039	13,905	13,584	13,906	13,596	13,378	13,309	12,808	12,067	12,279	12,580	12,770	12,483	12,131	12,336	12,160	12,086	12,398	11,736	12,020	11,453	11,049	11,979	12,366	11,689	12,592	12,718	13,492	13,427	13,815	14,332	13,929	14,155	13,854	14,287	14,042	13,985	13,865	13,753	13,370	13,150	13,029	13,068	12,671	11,827	11,983	12,145	11,894	11,483	11,363	10,964	10,185	12,046	12,620	12,631	12,380	12,275	12,201	12,075	12,125	12,081	11,666	11,925	11,688	11,530	11,358	10,641	11,238	11,185	11,695	11,694	11,637	11,359	11,409	11,365	11,299	11,430	11,826	11,552	11,414	11,328	11,207	11,059	11,061	10,895	10,837	10,775	10,629	10,566	10,371	10,182	9,972	9,953	10,041	10,031	9,950	9,595	9,670	9,539	9,390	8,941	9,075	9,485	9,671	9,684	9,262	9,556
C000166008
Account Value [Line Items]
Account Value	17,100	17,017	16,601	16,086	16,113	16,548	16,463	16,071	16,468	16,010	16,165	15,914	15,602	15,315	15,147	14,812	15,141	14,800	14,559	14,498	13,932	13,123	13,350	13,674	13,877	13,554	13,160	13,387	13,169	13,077	13,404	12,678	12,973	12,351	11,906	12,894	13,298	12,561	13,518	13,656	14,457	14,391	14,793	15,317	14,874	15,116	14,768	15,216	14,957	14,868	14,743	14,596	14,178	13,947	13,808	13,822	13,405	12,490	12,643	12,803	12,541	12,084	11,948	11,519	10,692	12,645	13,222	13,221	12,948	12,827	12,739	12,596	12,651	12,594	12,139	12,397	12,140	11,965	11,778	11,025	11,646	11,568	12,097	12,085	12,016	11,719	11,760	11,692	11,627	11,738	12,135	11,844	11,693	11,594	11,460	11,300	11,291	11,113	11,043	10,970	10,824	10,751	10,533	10,332	10,109	10,082	10,162	10,143	10,052	9,686	9,752	9,612	9,454	8,995	9,122	9,526	9,704	9,710	9,279	9,555
C000058061
Account Value [Line Items]
Account Value	15,970	15,956	15,631	15,334	15,284	15,485	15,285	14,980	15,313	15,008	15,242	15,032	14,757	14,425	14,320	14,043	14,313	14,039	13,960	13,949	13,400	12,701	12,911	13,199	13,373	13,147	12,930	13,163	12,964	12,859	13,165	12,559	12,715	12,192	11,931	12,622	12,887	12,360	13,019	13,106	13,625	13,597	13,894	14,203	13,898	14,088	13,935	14,180	14,013	13,977	13,900	13,789	13,525	13,333	13,231	13,246	12,960	12,351	12,435	12,521	12,357	12,019	11,919	11,593	10,976	12,215	12,479	12,428	12,245	12,189	12,140	12,090	12,036	11,987	11,729	11,804	11,676	11,517	11,382	10,915	11,196	11,178	11,427	11,414	11,364	11,180	11,215	11,210	11,168	11,245	11,453	11,321	11,236	11,203	11,135	11,071	11,059	10,949	10,897	10,813	10,689	10,647	10,521	10,384	10,246	10,276	10,327	10,309	10,249	10,022	9,995	9,921	9,791	9,490	9,531	9,731	9,830	9,874	9,617	9,757
C000058062
Account Value [Line Items]
Account Value	14,758	14,749	14,452	14,166	14,136	14,311	14,142	13,863	14,175	13,896	14,116	13,924	13,671	13,367	13,271	13,018	13,271	13,020	12,949	12,941	12,434	11,787	11,985	12,255	12,407	12,212	12,013	12,220	12,050	11,955	12,241	11,680	11,828	11,343	11,102	11,749	11,999	11,510	12,127	12,210	12,685	12,662	12,941	13,233	12,951	13,142	12,991	13,234	13,080	13,039	12,969	12,879	12,625	12,459	12,355	12,382	12,118	11,539	11,620	11,714	11,563	11,249	11,147	10,854	10,278	11,441	11,692	11,647	11,477	11,416	11,384	11,329	11,291	11,248	11,007	11,080	10,962	10,805	10,690	10,253	10,520	10,506	10,742	10,731	10,687	10,516	10,551	10,549	10,512	10,576	10,784	10,662	10,585	10,555	10,493	10,436	10,417	10,325	10,268	10,191	10,086	10,039	9,921	9,804	9,675	9,706	9,756	9,741	9,687	9,474	9,450	9,382	9,261	8,978	9,019	9,210	9,306	9,340	9,107	9,242
C000058060
Account Value [Line Items]
Account Value	14,671	14,662	14,367	14,082	14,052	14,227	14,059	13,781	14,092	13,814	14,032	13,842	13,591	13,288	13,193	12,941	13,193	12,943	12,872	12,865	12,361	11,717	11,914	12,183	12,334	12,148	11,956	12,170	12,009	11,921	12,215	11,649	11,816	11,339	11,105	11,759	12,018	11,535	12,161	12,253	12,738	12,723	13,011	13,313	13,038	13,228	13,095	13,336	13,190	13,168	13,105	13,012	12,773	12,602	12,515	12,540	12,290	11,710	11,800	11,891	11,745	11,433	11,347	11,045	10,475	11,669	11,932	11,894	11,728	11,673	11,647	11,598	11,556	11,529	11,290	11,372	11,247	11,102	10,991	10,548	10,830	10,822	11,062	11,068	11,029	10,860	10,893	10,908	10,876	10,950	11,172	11,042	10,979	10,955	10,898	10,834	10,832	10,733	10,690	10,617	10,514	10,470	10,354	10,228	10,100	10,148	10,207	10,189	10,138	9,930	9,902	9,847	9,726	9,433	9,472	9,680	9,788	9,839	9,600	9,748
C000182622
Account Value [Line Items]
Account Value	16,035	16,005	15,695	15,380	15,329	15,530	15,329	15,022	15,371	15,065	15,299	15,087	14,810	14,477	14,356	14,078	14,348	14,073	13,993	13,982	13,444	12,728	12,952	13,241	13,401	13,188	12,969	13,189	13,003	12,897	13,203	12,582	12,750	12,213	11,950	12,655	12,921	12,379	13,052	13,139	13,645	13,617	13,914	14,223	13,917	14,119	13,954	14,198	14,030	13,994	13,916	13,816	13,539	13,359	13,244	13,258	12,983	12,361	12,444	12,530	12,365	12,026	11,926	11,599	10,992	12,232	12,496	12,444	12,261	12,193	12,154	12,093	12,038	12,000	11,741	11,816	11,676	11,516	11,381	10,913	11,205	11,187	11,425	11,421	11,371	11,186	11,211	11,215	11,174	11,239	11,457	11,315	11,240	11,205	11,137	11,063	11,050	10,940	10,887	10,803	10,689	10,636	10,521	10,384	10,246	10,276	10,327	10,309	10,249	10,022	9,995	9,921	9,791	9,490	9,531	9,731	9,830	9,874	9,617	9,757
MSCI World Index (Net)
Account Value [Line Items]
Account Value	27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119	17,576	18,009	16,819	17,565	16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066	19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338
MSCI World Index (Net)
Account Value [Line Items]
Account Value	27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119	17,576	18,009	16,819	17,565	16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066	19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338
MSCI World Index (Net)
Account Value [Line Items]
Account Value	27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119	17,576	18,009	16,819	17,565	16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066	19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338
MSCI World Index (Net)
Account Value [Line Items]
Account Value	27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119	17,576	18,009	16,819	17,565	16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066	19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951	10,680	10,963	10,636	10,684	10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225	12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951	10,680	10,963	10,636	10,684	10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225	12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951	10,680	10,963	10,636	10,684	10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225	12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951	10,680	10,963	10,636	10,684	10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225	12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951	10,680	10,963	10,636	10,684	10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225	12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value	$ 18,575	18,599	18,284	17,958	18,048	18,161	17,812	17,391	17,856	17,593	17,896	17,612	17,178	16,610	16,657	16,326	16,642	16,214	16,123	16,080	15,462	14,654	15,016	15,322	15,478	15,108	14,627	15,032	14,821	14,576	14,918	14,443	14,592	13,888	13,221	14,031	14,488	13,898	14,886	14,789	15,320	15,232	15,413	15,682	14,971	15,280	15,100	15,420	15,297	15,186	15,150	14,915	14,679	14,230	14,114	14,183	13,830	12,824	13,000	13,236	12,962	12,515	12,416	12,027	11,314	12,783	13,494	13,681	13,344	13,224	13,049	12,808	12,886	12,890	12,354	12,725	12,535	12,397	12,109	11,522	12,054	11,954	12,336	12,241	12,192	11,907	11,867	11,943	11,860	12,001	12,360	12,099	12,028	11,909	11,864	11,662	11,654	11,496	11,500	11,295	11,195	11,128	10,883	10,733	10,485	10,518	10,656	10,583	10,502	10,239	10,145	10,113	9,822	9,301	9,242	9,483	9,674	9,856	9,366	9,612
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951	10,680	10,963	10,636	10,684	10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225	12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value	$ 18,575	18,599	18,284	17,958	18,048	18,161	17,812	17,391	17,856	17,593	17,896	17,612	17,178	16,610	16,657	16,326	16,642	16,214	16,123	16,080	15,462	14,654	15,016	15,322	15,478	15,108	14,627	15,032	14,821	14,576	14,918	14,443	14,592	13,888	13,221	14,031	14,488	13,898	14,886	14,789	15,320	15,232	15,413	15,682	14,971	15,280	15,100	15,420	15,297	15,186	15,150	14,915	14,679	14,230	14,114	14,183	13,830	12,824	13,000	13,236	12,962	12,515	12,416	12,027	11,314	12,783	13,494	13,681	13,344	13,224	13,049	12,808	12,886	12,890	12,354	12,725	12,535	12,397	12,109	11,522	12,054	11,954	12,336	12,241	12,192	11,907	11,867	11,943	11,860	12,001	12,360	12,099	12,028	11,909	11,864	11,662	11,654	11,496	11,500	11,295	11,195	11,128	10,883	10,733	10,485	10,518	10,656	10,583	10,502	10,239	10,145	10,113	9,822	9,301	9,242	9,483	9,674	9,856	9,366	9,612
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951	10,680	10,963	10,636	10,684	10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225	12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value	$ 18,575	18,599	18,284	17,958	18,048	18,161	17,812	17,391	17,856	17,593	17,896	17,612	17,178	16,610	16,657	16,326	16,642	16,214	16,123	16,080	15,462	14,654	15,016	15,322	15,478	15,108	14,627	15,032	14,821	14,576	14,918	14,443	14,592	13,888	13,221	14,031	14,488	13,898	14,886	14,789	15,320	15,232	15,413	15,682	14,971	15,280	15,100	15,420	15,297	15,186	15,150	14,915	14,679	14,230	14,114	14,183	13,830	12,824	13,000	13,236	12,962	12,515	12,416	12,027	11,314	12,783	13,494	13,681	13,344	13,224	13,049	12,808	12,886	12,890	12,354	12,725	12,535	12,397	12,109	11,522	12,054	11,954	12,336	12,241	12,192	11,907	11,867	11,943	11,860	12,001	12,360	12,099	12,028	11,909	11,864	11,662	11,654	11,496	11,500	11,295	11,195	11,128	10,883	10,733	10,485	10,518	10,656	10,583	10,502	10,239	10,145	10,113	9,822	9,301	9,242	9,483	9,674	9,856	9,366	9,612
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951	10,680	10,963	10,636	10,684	10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225	12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value	$ 18,575	18,599	18,284	17,958	18,048	18,161	17,812	17,391	17,856	17,593	17,896	17,612	17,178	16,610	16,657	16,326	16,642	16,214	16,123	16,080	15,462	14,654	15,016	15,322	15,478	15,108	14,627	15,032	14,821	14,576	14,918	14,443	14,592	13,888	13,221	14,031	14,488	13,898	14,886	14,789	15,320	15,232	15,413	15,682	14,971	15,280	15,100	15,420	15,297	15,186	15,150	14,915	14,679	14,230	14,114	14,183	13,830	12,824	13,000	13,236	12,962	12,515	12,416	12,027	11,314	12,783	13,494	13,681	13,344	13,224	13,049	12,808	12,886	12,890	12,354	12,725	12,535	12,397	12,109	11,522	12,054	11,954	12,336	12,241	12,192	11,907	11,867	11,943	11,860	12,001	12,360	12,099	12,028	11,909	11,864	11,662	11,654	11,496	11,500	11,295	11,195	11,128	10,883	10,733	10,485	10,518	10,656	10,583	10,502	10,239	10,145	10,113	9,822	9,301	9,242	9,483	9,674	9,856	9,366	9,612
33.34% MSCI World HY Div Index/33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Account Value [Line Items]
Account Value	$ 16,101	16,129	15,866	15,713	15,744	15,808	15,492	15,220	15,575	15,368	15,674	15,439	15,112	14,664	14,645	14,370	14,679	14,382	14,396	14,383	13,837	13,155	13,442	13,741	13,864	13,645	13,368	13,662	13,507	13,246	13,571	13,147	13,258	12,674	12,313	13,000	13,409	12,938	13,611	13,523	14,024	14,101	14,265	14,536	14,101	14,279	14,168	14,409	14,341	14,219	14,164	14,001	13,817	13,587	13,578	13,655	13,421	12,714	12,849	13,007	12,859	12,500	12,408	12,128	11,573	12,559	12,936	12,971	12,760	12,685	12,560	12,426	12,369	12,363	11,967	12,131	12,008	11,845	11,662	11,240	11,508	11,422	11,694	11,659	11,603	11,420	11,399	11,420	11,395	11,460	11,725	11,602	11,539	11,468	11,436	11,324	11,285	11,166	11,173	11,012	10,918	10,877	10,692	10,587	10,417	10,522	10,641	10,595	10,544	10,346	10,221	10,199	9,989	9,601	9,537	9,657	9,796	9,927	9,592	9,736
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119	17,576	18,009	16,819	17,565	16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066	19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 18,422	18,328	17,807	17,356	17,245	17,634	17,505	17,157	17,528	17,047	17,436	17,164	16,821	16,483	16,241	15,756	16,263	15,934	15,712	15,639	14,985	14,011	14,332	14,840	15,068	14,825	14,414	14,566	14,397	14,002	14,361	13,667	13,996	13,289	12,909	13,853	14,355	13,647	14,383	14,331	15,254	15,257	15,540	16,141	15,823	15,974	15,536	15,936	15,755	15,529	15,361	15,226	14,823	14,670	14,589	14,715	14,399	13,472	13,713	13,958	13,559	13,147	12,935	12,601	11,849	12,728	13,166	13,080	12,892	12,718	12,539	12,440	12,406	12,362	11,895	12,138	11,925	11,735	11,565	11,075	11,404	11,306	11,785	11,790	11,680	11,499	11,509	11,433	11,410	11,498	11,798	11,560	11,456	11,340	11,231	11,133	11,075	10,921	10,905	10,750	10,631	10,577	10,398	10,264	10,136	10,183	10,322	10,298	10,299	10,055	10,021	9,992	9,895	9,528	9,529	9,754	9,857	9,894	9,516	9,662
33.34% MSCI World HY Div Index/33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Account Value [Line Items]
Account Value	$ 16,101	16,129	15,866	15,713	15,744	15,808	15,492	15,220	15,575	15,368	15,674	15,439	15,112	14,664	14,645	14,370	14,679	14,382	14,396	14,383	13,837	13,155	13,442	13,741	13,864	13,645	13,368	13,662	13,507	13,246	13,571	13,147	13,258	12,674	12,313	13,000	13,409	12,938	13,611	13,523	14,024	14,101	14,265	14,536	14,101	14,279	14,168	14,409	14,341	14,219	14,164	14,001	13,817	13,587	13,578	13,655	13,421	12,714	12,849	13,007	12,859	12,500	12,408	12,128	11,573	12,559	12,936	12,971	12,760	12,685	12,560	12,426	12,369	12,363	11,967	12,131	12,008	11,845	11,662	11,240	11,508	11,422	11,694	11,659	11,603	11,420	11,399	11,420	11,395	11,460	11,725	11,602	11,539	11,468	11,436	11,324	11,285	11,166	11,173	11,012	10,918	10,877	10,692	10,587	10,417	10,522	10,641	10,595	10,544	10,346	10,221	10,199	9,989	9,601	9,537	9,657	9,796	9,927	9,592	9,736
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119	17,576	18,009	16,819	17,565	16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066	19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 18,422	18,328	17,807	17,356	17,245	17,634	17,505	17,157	17,528	17,047	17,436	17,164	16,821	16,483	16,241	15,756	16,263	15,934	15,712	15,639	14,985	14,011	14,332	14,840	15,068	14,825	14,414	14,566	14,397	14,002	14,361	13,667	13,996	13,289	12,909	13,853	14,355	13,647	14,383	14,331	15,254	15,257	15,540	16,141	15,823	15,974	15,536	15,936	15,755	15,529	15,361	15,226	14,823	14,670	14,589	14,715	14,399	13,472	13,713	13,958	13,559	13,147	12,935	12,601	11,849	12,728	13,166	13,080	12,892	12,718	12,539	12,440	12,406	12,362	11,895	12,138	11,925	11,735	11,565	11,075	11,404	11,306	11,785	11,790	11,680	11,499	11,509	11,433	11,410	11,498	11,798	11,560	11,456	11,340	11,231	11,133	11,075	10,921	10,905	10,750	10,631	10,577	10,398	10,264	10,136	10,183	10,322	10,298	10,299	10,055	10,021	9,992	9,895	9,528	9,529	9,754	9,857	9,894	9,516	9,662
33.34% MSCI World HY Div Index/33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Account Value [Line Items]
Account Value	$ 16,101	16,129	15,866	15,713	15,744	15,808	15,492	15,220	15,575	15,368	15,674	15,439	15,112	14,664	14,645	14,370	14,679	14,382	14,396	14,383	13,837	13,155	13,442	13,741	13,864	13,645	13,368	13,662	13,507	13,246	13,571	13,147	13,258	12,674	12,313	13,000	13,409	12,938	13,611	13,523	14,024	14,101	14,265	14,536	14,101	14,279	14,168	14,409	14,341	14,219	14,164	14,001	13,817	13,587	13,578	13,655	13,421	12,714	12,849	13,007	12,859	12,500	12,408	12,128	11,573	12,559	12,936	12,971	12,760	12,685	12,560	12,426	12,369	12,363	11,967	12,131	12,008	11,845	11,662	11,240	11,508	11,422	11,694	11,659	11,603	11,420	11,399	11,420	11,395	11,460	11,725	11,602	11,539	11,468	11,436	11,324	11,285	11,166	11,173	11,012	10,918	10,877	10,692	10,587	10,417	10,522	10,641	10,595	10,544	10,346	10,221	10,199	9,989	9,601	9,537	9,657	9,796	9,927	9,592	9,736
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119	17,576	18,009	16,819	17,565	16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066	19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 18,422	18,328	17,807	17,356	17,245	17,634	17,505	17,157	17,528	17,047	17,436	17,164	16,821	16,483	16,241	15,756	16,263	15,934	15,712	15,639	14,985	14,011	14,332	14,840	15,068	14,825	14,414	14,566	14,397	14,002	14,361	13,667	13,996	13,289	12,909	13,853	14,355	13,647	14,383	14,331	15,254	15,257	15,540	16,141	15,823	15,974	15,536	15,936	15,755	15,529	15,361	15,226	14,823	14,670	14,589	14,715	14,399	13,472	13,713	13,958	13,559	13,147	12,935	12,601	11,849	12,728	13,166	13,080	12,892	12,718	12,539	12,440	12,406	12,362	11,895	12,138	11,925	11,735	11,565	11,075	11,404	11,306	11,785	11,790	11,680	11,499	11,509	11,433	11,410	11,498	11,798	11,560	11,456	11,340	11,231	11,133	11,075	10,921	10,905	10,750	10,631	10,577	10,398	10,264	10,136	10,183	10,322	10,298	10,299	10,055	10,021	9,992	9,895	9,528	9,529	9,754	9,857	9,894	9,516	9,662
33.34% MSCI World HY Div Index/33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Account Value [Line Items]
Account Value	$ 16,101	16,129	15,866	15,713	15,744	15,808	15,492	15,220	15,575	15,368	15,674	15,439	15,112	14,664	14,645	14,370	14,679	14,382	14,396	14,383	13,837	13,155	13,442	13,741	13,864	13,645	13,368	13,662	13,507	13,246	13,571	13,147	13,258	12,674	12,313	13,000	13,409	12,938	13,611	13,523	14,024	14,101	14,265	14,536	14,101	14,279	14,168	14,409	14,341	14,219	14,164	14,001	13,817	13,587	13,578	13,655	13,421	12,714	12,849	13,007	12,859	12,500	12,408	12,128	11,573	12,559	12,936	12,971	12,760	12,685	12,560	12,426	12,369	12,363	11,967	12,131	12,008	11,845	11,662	11,240	11,508	11,422	11,694	11,659	11,603	11,420	11,399	11,420	11,395	11,460	11,725	11,602	11,539	11,468	11,436	11,324	11,285	11,166	11,173	11,012	10,918	10,877	10,692	10,587	10,417	10,522	10,641	10,595	10,544	10,346	10,221	10,199	9,989	9,601	9,537	9,657	9,796	9,927	9,592	9,736
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119	17,576	18,009	16,819	17,565	16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066	19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 18,422	$ 18,328	$ 17,807	$ 17,356	$ 17,245	$ 17,634	$ 17,505	$ 17,157	$ 17,528	$ 17,047	$ 17,436	$ 17,164	$ 16,821	$ 16,483	$ 16,241	$ 15,756	$ 16,263	$ 15,934	$ 15,712	$ 15,639	$ 14,985	$ 14,011	$ 14,332	$ 14,840	$ 15,068	$ 14,825	$ 14,414	$ 14,566	$ 14,397	$ 14,002	$ 14,361	$ 13,667	$ 13,996	$ 13,289	$ 12,909	$ 13,853	$ 14,355	$ 13,647	$ 14,383	$ 14,331	$ 15,254	$ 15,257	$ 15,540	$ 16,141	$ 15,823	$ 15,974	$ 15,536	$ 15,936	$ 15,755	$ 15,529	$ 15,361	$ 15,226	$ 14,823	$ 14,670	$ 14,589	$ 14,715	$ 14,399	$ 13,472	$ 13,713	$ 13,958	$ 13,559	$ 13,147	$ 12,935	$ 12,601	$ 11,849	$ 12,728	$ 13,166	$ 13,080	$ 12,892	$ 12,718	$ 12,539	$ 12,440	$ 12,406	$ 12,362	$ 11,895	$ 12,138	$ 11,925	$ 11,735	$ 11,565	$ 11,075	$ 11,404	$ 11,306	$ 11,785	$ 11,790	$ 11,680	$ 11,499	$ 11,509	$ 11,433	$ 11,410	$ 11,498	$ 11,798	$ 11,560	$ 11,456	$ 11,340	$ 11,231	$ 11,133	$ 11,075	$ 10,921	$ 10,905	$ 10,750	$ 10,631	$ 10,577	$ 10,398	$ 10,264	$ 10,136	$ 10,183	$ 10,322	$ 10,298	$ 10,299	$ 10,055	$ 10,021	$ 9,992	$ 9,895	$ 9,528	$ 9,529	$ 9,754	$ 9,857	$ 9,894	$ 9,516	$ 9,662